Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Loss

The following amounts were charged by Maritime pursuant to the head management and ship-management agreements with the Company, and are included in the accompanying Consolidated Statements of Comprehensive Income/(Loss):

	Year ended December 31,
	2020	2021	2022
Included in Voyage related costs and commissions
Charter hire commissions	$276	$322	$735

Included in Management fees, related parties
Ship-management Fees	637	716	702

Included in General and administrative expenses
Administration Fees	1,632	1,632	1,652

Total	$2,545	$2,670	$3,089